SCHEDULE OF OPERATING SEGMENT (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Operating expenses includes revenue share expense	$ 60,520	$ 42,727